Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Revenue	¥ 89,198,492	¥ 74,623,575	¥ 100,269,667
Depreciation and amortization	(1,965,708)	(1,827,139)	(1,838,788)
Interest expense	(94,186)	(93,440)	(53,784)
Profit/(loss) from continuing operations	2,721,086	590,778	2,656,128
Income tax benefits/ (expenses)	(644,480)	65,620	(428,963)
Other comprehensive income	141,798	(11,512)	7,449
Total comprehensive income	2,218,404	644,886	2,234,614
JYJC [member]
Disclosure of joint ventures [line items]
Revenue	27,190	21,674	29,290
Depreciation and amortization	(386)	(350)	0
Interest income	304	304	308
Interest expense		0	0
Profit/(loss) from continuing operations	2,250	2,279	3,107
Income tax benefits/ (expenses)	(1,125)	(177)	(777)
Post-tax profit/(loss) from continuing operations	3,375	2,102	2,330
Other comprehensive income	0	0	0
Total comprehensive income	3,375	2,102	2,330
Dividend received from joint venture	940	1,049	453
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	60,222	58,463	55,302
Depreciation and amortization	(5,162)	(8,313)	(11,272)
Interest income	1,516	1,483	1,119
Interest expense		0	0
Profit/(loss) from continuing operations	4,144	1,830	40
Income tax benefits/ (expenses)	0	0	0
Post-tax profit/(loss) from continuing operations	4,144	1,830	40
Other comprehensive income	0	0	0
Total comprehensive income	4,144	1,830	40
Dividend received from joint venture	800	1,000	0
Linde [Member]
Disclosure of joint ventures [line items]
Revenue	428,971	420,160	414,374
Depreciation and amortization	(44,307)	(45,756)	(50,199)
Interest income	3,489	2,246	636
Interest expense		0	0
Profit/(loss) from continuing operations	116,768	108,677	108,565
Income tax benefits/ (expenses)	29,316	(26,290)	(28,382)
Post-tax profit/(loss) from continuing operations	87,452	82,387	80,183
Other comprehensive income	0	0	0
Total comprehensive income	87,452	82,387	80,183
Dividend received from joint venture	63,044	¥ 38,234	¥ 38,900
Baling Materials [Member]
Disclosure of joint ventures [line items]
Revenue	0
Depreciation and amortization	0
Interest income	0
Profit/(loss) from continuing operations	0
Income tax benefits/ (expenses)	0
Post-tax profit/(loss) from continuing operations	0
Other comprehensive income	0
Total comprehensive income	0
Dividend received from joint venture	¥ 0